SIGNIFICANT ACCOUNTING POLICIES (Tables) - Intec Pharma Ltd. [Member]	12 Months Ended
Dec. 31, 2020
SCHEDULE OF ANNUAL RATES OF DEPRECIATION OF PROPERTY AND EQUIPMENT	Annual rates of depreciation are as follows:
%
Computers and peripheral equipment	33
Production and laboratory equipment	10-14
Office furniture and equipment	7-10

SCHEDULE OF ANTI-DILUTIVE SECURITIES

The following share options were excluded from the calculation of diluted loss per ordinary share because their effect would have been anti-dilutive for the years presented (share data):

	December 31
	2020	2019
Outstanding stock options	237,288	216,255
Warrants	948,044	-